Non-trading securities - Non-Trading securities reconciliation (Detail) - Insurance subsidiary [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Non-trading debt securities [Line Items]
Cost and/or amortized cost	¥ 275,264	¥ 288,743
Gross unrealized gains	35,155	42,225
Gross unrealized losses	1,735	1,646
Fair value	308,684	329,322
Japanese government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	89,851	93,982
Gross unrealized gains	3,953	5,708
Gross unrealized losses	585	440
Fair value	93,219	99,250
Foreign government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	25,326	32,901
Gross unrealized gains	2,434	3,394
Gross unrealized losses	198	261
Fair value	27,562	36,034
Corporate bonds [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	117,140	119,728
Gross unrealized gains	6,942	9,022
Gross unrealized losses	930	712
Fair value	123,152	128,038
Equity securities [Member]
Non-trading debt securities [Line Items]
Cost and/or amortized cost	42,947	42,132
Gross unrealized gains	21,826	24,101
Gross unrealized losses	22	233
Fair value	¥ 64,751	¥ 66,000